UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005
Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2016
Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
Massachusetts (99.1%)
Boston MA GO	5.000%	2/1/24	2,345	2,826
Boston MA GO	5.000%	3/1/24	3,000	3,737
Boston MA GO	5.000%	4/1/28	1,940	2,471
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,130
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,790
1 Boston MA Water & Sewer Commission
Revenue	5.000%	5/1/19 (Prere.)	3,725	4,150
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/20	1,550	1,815
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	750	910
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	1,000	1,132
Braintree MA GO	5.000%	5/15/19 (Prere.)	4,000	4,460
Braintree MA GO	5.000%	5/15/26	2,300	3,022
Cambridge MA GO	5.000%	1/1/23	850	1,021
Cambridge MA GO	4.000%	1/1/26	1,600	1,928
Cambridge MA GO	4.000%	1/1/27	1,000	1,196
Essex MA North Shore Agricultural & Technical
School District GO	4.000%	6/1/39	2,810	3,116
Holyoke MA GO	5.000%	9/1/30	1,690	2,035
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	3,184
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	7,430	8,829
Massachusetts Bay Transportation Authority
Revenue VRDO	0.590%	9/8/16	8,245	8,245
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/17 (Prere.)	1,020	575
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	78
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	5,215	5,654
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	12,785	13,862
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,307
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,579
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/23	4,000	4,975
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/23	2,825	3,562
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,698
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/27	5,950	7,837
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/32	2,870	3,278

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/32	2,900	4,060
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	10,000	14,167
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	2,000	2,833
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,980	2,222
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	3,000	3,377
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	2,145	2,445
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.660%	9/8/16	2,881	2,881
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,524
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	2,000	2,419
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,996
Massachusetts Clean Water Trust Revenue	5.000%	2/1/28	3,000	3,745
Massachusetts Clean Water Trust Revenue	5.000%	2/1/29	405	524
Massachusetts Clean Water Trust Revenue	5.000%	2/1/30	405	521
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,659
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	2,085	2,519
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (10)	3,340	3,321
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,325
Massachusetts College Building Authority
Revenue	5.000%	5/1/26	1,430	1,751
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	1,200	1,478
Massachusetts College Building Authority
Revenue	4.000%	5/1/29	2,015	2,342
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,710
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,075	1,287
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,610	1,841
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	2,000	2,444
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	4,000	4,758
Massachusetts College Building Authority
Revenue	5.000%	5/1/39	3,000	3,597
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	5,000	5,929
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,892
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	3,970
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	3,000	3,406
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	5,620	6,335

Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,660
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	3,000	3,355
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/17 (Prere.)	1,985	2,014
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/17 (Prere.)	3,105	3,151
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/17 (Prere.)	2,000	2,030
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	6,096
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34	1,500	1,777
Massachusetts Development Finance Agency
Revenue (Bentley University)	5.000%	7/1/40	3,000	3,668
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,685	2,111
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	3,300	3,900
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/46	1,500	1,831
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,333
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,426
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,704
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,623
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,416
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	560
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,270
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	470	573
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	2,995	3,650
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,535	2,888
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/44	2,000	2,332
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,823
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	2,099
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	10,000	10,352
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	5,000	5,931
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	5,575	7,648
3 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	1.140%	3/30/17	5,000	4,996

Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	5.250%	4/1/37	4,000	4,672
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/28	3,000	3,763
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	1,000	1,214
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,000	1,209
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/37	1,000	1,207
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	1,000	1,207
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	669
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	619
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/34	2,440	2,988
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/46	4,000	4,838
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.000%	5/1/35	5,210	6,296
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	2,160	2,467
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41	4,000	4,899
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/46	4,000	4,867
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	4,665	5,385
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	5,000	5,506
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/28	1,825	2,201
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/35	3,000	3,492
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	6,000	6,523
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	2,960	3,429
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	2,000	2,344
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,157
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/30	4,600	5,357
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	11,000	13,034
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	9,790	11,330
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/28	750	860
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40	1,750	2,087

Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45	8,000	9,490
Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	1/1/33	4,000	4,635
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,430
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	4,650	5,233
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/19	175	195
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/21	300	355
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/23	250	308
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/26	1,380	1,665
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/31	400	490
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/32	300	366
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/37	450	543
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,000	2,207
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	1,470	1,629
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	1,500	1,708
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.625%	7/15/36	1,000	1,182
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	5,755	6,845
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,611
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,827
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	2,088
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,160
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/39	3,500	4,217
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	7,183
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	2,000	2,404
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/29	6,000	7,609
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	1,500	1,789
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,691

Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/32	8,000	9,153
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	4,000	4,667
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/40	3,000	3,612
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,595
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/45	3,775	4,529
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/38	1,545	1,890
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/43	8,295	10,137
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/35	1,500	1,681
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,216
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	2,000	2,334
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/36	2,250	2,668
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,543
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/41	2,000	2,397
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,866
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/34	1,000	1,231
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/35	2,000	2,453
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,290
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,277
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.250%	1/1/27	3,545	4,216
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	4,500	5,499
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/36	850	1,015
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,401
Massachusetts Development Finance Agency
Revenue (Tufts University)	5.000%	8/15/38	1,000	1,224
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	3,156
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.500%	7/1/31	5,500	6,333
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,393

Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/45	2,825	3,261
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/18 (Prere.)	2,350	2,487
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/35	1,720	2,110
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36	1,000	1,222
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	2,650	2,781
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/33	5,600	7,076
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,851
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,650	3,063
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/52	9,095	10,917
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/34	1,295	1,545
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	1,000	1,187
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	6,470	7,680
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,047
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	3,000	3,616
Massachusetts Federal Highway Revenue	5.000%	6/15/27	6,000	7,525
Massachusetts GO	5.000%	8/1/17 (Prere.)	1,250	1,301
Massachusetts GO	5.250%	8/1/17 (Prere.)	1,500	1,565
Massachusetts GO	5.500%	11/1/17	3,000	3,172
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,185	4,533
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,535	4,901
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,500	4,874
Massachusetts GO	5.000%	7/1/19 (Prere.)	780	874
Massachusetts GO	5.500%	8/1/19	5,000	5,692
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,146
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,292
Massachusetts GO	5.500%	11/1/19 (4)	5,550	6,381
Massachusetts GO	5.000%	6/1/20 (Prere.)	3,615	4,174
Massachusetts GO	5.000%	6/1/20 (Prere.)	3,000	3,464
Massachusetts GO	5.000%	8/1/21 (Prere.)	2,000	2,392
Massachusetts GO	5.000%	8/1/22	4,400	5,372
Massachusetts GO	5.250%	8/1/22	5,000	6,175
Massachusetts GO	5.000%	5/1/23	2,500	3,101
Massachusetts GO	5.250%	8/1/23	1,000	1,265
Massachusetts GO	5.000%	11/1/23	4,000	4,910
Massachusetts GO	5.000%	7/1/24	5,765	7,005
Massachusetts GO	5.000%	11/1/24	3,500	4,287
Massachusetts GO	5.000%	7/1/25	9,000	10,924
Massachusetts GO	5.000%	11/1/25 (2)	3,000	3,911
Massachusetts GO	5.000%	7/1/26	9,000	10,918
Massachusetts GO	5.000%	8/1/26	6,500	7,717
Massachusetts GO	5.000%	7/1/27	10,000	13,288
Massachusetts GO	5.000%	7/1/28	10,740	13,892
Massachusetts GO	5.000%	7/1/29	6,000	7,717

Massachusetts GO	5.000%	7/1/30	560	717
Massachusetts GO	5.500%	8/1/30 (2)	7,000	9,849
Massachusetts GO	5.000%	7/1/32	3,460	4,389
Massachusetts GO	4.000%	8/1/32	5,000	5,518
Massachusetts GO	5.000%	7/1/33	5,215	6,589
Massachusetts GO	5.000%	7/1/33	7,000	8,673
Massachusetts GO	5.000%	7/1/34	5,000	6,292
Massachusetts GO	4.000%	5/1/35	5,000	5,509
Massachusetts GO	5.000%	7/1/35	5,000	6,267
Massachusetts GO	5.000%	7/1/35	4,000	4,920
Massachusetts GO	5.000%	7/1/36	4,000	5,001
Massachusetts GO	5.000%	8/1/36	9,000	10,608
Massachusetts GO	5.000%	7/1/37	500	612
Massachusetts GO	5.000%	8/1/37	5,000	5,880
Massachusetts GO	5.000%	7/1/38	5,000	6,222
Massachusetts GO	5.000%	7/1/40	8,000	9,746
Massachusetts GO	5.000%	3/1/41	8,000	9,627
Massachusetts GO	4.000%	9/1/41	3,000	3,363
Massachusetts GO	4.000%	9/1/42	6,900	7,739
Massachusetts GO	4.000%	6/1/43	7,820	8,438
Massachusetts GO	4.500%	8/1/43	3,705	4,189
Massachusetts GO	4.000%	5/1/45	10,000	10,916
Massachusetts GO	5.000%	7/1/45	9,000	10,932
Massachusetts GO	4.000%	4/1/46	16,000	17,622
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.600%	9/1/16 LOC	2,450	2,450
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.600%	9/8/16 LOC	4,865	4,865
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College Music)	5.000%	10/1/17 (Prere.)	1,635	1,713
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College Music)	5.000%	10/1/26	120	125
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	315	340
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	2,575	2,713
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.000%	7/1/18 (Prere.)	2,000	2,159
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/18 (Prere.)	3,015	3,262
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/18 (Prere.)	3,500	3,786
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,528
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,433
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	3,582
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/24	810	922
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/30	925	1,052
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	21,340	23,653

Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/38	1,405	1,471
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/19 (Prere.)	2,080	2,316
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/19 (Prere.)	1,650	1,837
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/17 (Prere.)	6,650	6,949
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.000%	7/1/17 (Prere.)	3,500	3,630
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	5,000	5,489
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	3,000	4,231
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.600%	9/1/16	18,335	18,335
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,369
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,724
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,178
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,243
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	10,000	11,195
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/39	500	555
2 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.590%	9/8/16	3,800	3,800
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.560%	9/8/16	7,400	7,400
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	6,498
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,400	1,710
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,445
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	100	113
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	2,840	3,216
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	3,370	3,440
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	1,005	1,023

Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	1,045	1,121
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/43	2,845	2,995
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	2,865	3,043
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	1,475	1,581
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	3,000	3,111
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,484
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,424
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	2,176
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,592
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,712
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,840
Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	8,339
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/17 (Prere.)	4,715	4,915
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	5,000	6,107
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	3,110	3,786
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	5,000	6,084
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	12,157
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,250	8,809
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	11,450	13,902
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,000	9,766
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	4,000	4,551
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	2,400	2,838
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,495
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	10,000	11,989
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/36	5,000	5,594
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	1/15/37	3,000	3,331
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	20	21
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/37	5,000	6,189
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	2,660	3,210
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	13,000	17,328
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	3,750	5,052
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/29	2,000	2,341

Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/33	2,050	2,400
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	2,154
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/38	2,750	3,219
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/43	5,000	5,840
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	5,000	6,092
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/40	5,000	6,140
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	7,300	8,192
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/45	5,640	6,901
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,887
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	4,339
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	6,095	4,919
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	542
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	3,000	3,681
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/27	8,000	10,150
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/28	975	1,230
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	2,103
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/32	2,415	2,791
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/17 (Prere.)	500	520
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/17 (Prere.)	875	911
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	2,950	3,315
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20 (Prere.)	2,775	3,221
1 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20 (Prere.)	500	580
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)	1,000	1,181
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	215
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	820	980
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	4,450	5,317
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/22 (Prere.)	2,400	2,943

Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,866
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	2,000	2,310
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	5,000	6,561
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	800	1,043
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	6,000	7,123
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,270	2,917
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,395
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	5,000	6,400
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	7,500	7,793
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,025	13,545
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	6,310	9,007
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	7,200	8,191
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,710	3,295
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	2,690	3,371
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	9,860	12,357
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	1,000	1,193
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	11,916
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	8,000	9,632
Massachusetts Water Resources Authority
Revenue VRDO	0.610%	9/8/16	1,100	1,100
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,148
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	7,000	8,244
Scituate MA GO	4.000%	9/15/39	3,000	3,317
University of Massachusetts Building Authority
Revenue	5.000%	11/1/31	2,500	3,137
University of Massachusetts Building Authority
Revenue	5.000%	11/1/32	4,060	5,068
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38 (4)	1,615	1,726
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	2,000	2,402
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	3,000	3,640
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	6,695	8,027
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	3,000	3,669

University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	3,365	4,071
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				1,532,749
Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	3,000	3,440
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,250	2,627
				6,067
Total Tax-Exempt Municipal Bonds (Cost $1,429,280)				1,538,816
Total Investments (99.5%) (Cost $1,429,280)				1,538,816
Other Assets and Liabilities-Net (0.5%)				7,441
Net Assets (100%)				1,546,257

1 Securities with a value of $455,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $6,681,000, representing 0.4% of net assets.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).

Massachusetts Tax-Exempt Fund

(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Massachusetts Tax-Exempt Fund

The following table summarizes the market value of the fund's investments as of August 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,538,816	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	(3)	1,538,816	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At August 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	December 2016	15	2,812	(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2016, the cost of investment securities for tax purposes was $1,430,138,000. Net unrealized appreciation of investment securities for tax purposes was $108,678,000, consisting of unrealized gains of $108,926,000 on securities that had risen in value since their purchase and $248,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 17, 2016
VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 17, 2016

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.